TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus,

Summary Prospectuses and Statement of Additional Information, as supplemented

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Transamerica BlackRock iShares Edge 40 VP

Transamerica BlackRock iShares Edge 50 VP

Transamerica BlackRock iShares Edge 75 VP

Transamerica BlackRock iShares Edge 100 VP

Transamerica Goldman Sachs 70/30 Allocation VP

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Transamerica BlackRock iShares Edge 40 VP

Transamerica BlackRock iShares Edge 50 VP

Transamerica BlackRock iShares Edge 75 VP

Transamerica BlackRock iShares Edge 100 VP

Effective January 1, 2022, the following replaces the corresponding information in the Prospectus and Summary Prospectuses for each of Transamerica BlackRock iShares Edge 40 VP, Transamerica BlackRock iShares Edge 50 VP, Transamerica BlackRock iShares Edge 75 VP and Transamerica BlackRock iShares Edge 100 VP under the section entitled “Management”:

Management:

Investment Manager: Transamerica Asset Management, Inc.

Sub-Adviser: BlackRock Investment Management, LLC

Portfolio Managers:

Greg Savage	Portfolio Manager	since 2019
Paul Whitehead	Portfolio Manager	since 2022

Effective January 1, 2022, the following replaces the information in the Prospectus for each of Transamerica BlackRock iShares Edge 40 VP, Transamerica BlackRock iShares Edge 50 VP, Transamerica BlackRock iShares Edge 75 VP and Transamerica BlackRock iShares Edge 100 VP under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Name	Sub-Adviser	Positions Over Past Five Years
Greg Savage	BlackRock Investment Management, LLC	Portfolio Manager of the portfolio since 2019; Managing Director, Portfolio Manager and the Head of the Americas Index Asset Allocation team within BlackRock’s ETF and Index Investment Group; Service with the firm dates back to 1999, including years with Barclays Global Investors (BGI), which merged with BlackRock in 2009

Paul Whitehead	BlackRock Investment Management, LLC	Portfolio Manager of the portfolio since 2022; Previously Global Head of Equity Trading and the Global Head of Transition Management within BlackRock’s Global Trading Group; Service with the firm dates back to 1996, including years with BGI

Effective January 1, 2022, the following replaces the corresponding information in the Statement of Additional Information for each of Transamerica BlackRock iShares Edge 40 VP, Transamerica BlackRock iShares Edge 50 VP, Transamerica BlackRock iShares Edge 75 VP and Transamerica BlackRock iShares Edge 100 VP under the section in Appendix B entitled “Portfolio Managers – BlackRock Investment Management, LLC (“BlackRock”)”:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Greg Savage	292	$1.62 trillion	112	$58.43 billion	4	$834.0 million
Paul Whitehead*	0	$0	0	$0	0	$0
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Greg Savage	0	$0	0	$0	0	$0
Paul Whitehead*	0	$0	0	$0	0	$0

*	As of November 30, 2021

Transamerica Goldman Sachs 70/30 Allocation VP

Effective January 3, 2022, the following replaces the corresponding information in the Prospectus and Summary Prospectus for Transamerica Goldman Sachs 70/30 Allocation VP under the section entitled “Management”:

Management:

Investment Manager: Transamerica Asset Management, Inc.

Sub-Adviser: Goldman Sachs Asset Management, L.P.

Portfolio Managers:

Michael Carapucci	Portfolio Manager	since 2021
Neill Nuttall	Portfolio Manager	since 2020
Alexandra Wilson-Elizondo	Portfolio Manager	since 2022

Effective January 3, 2022, the following replaces the information in the Prospectus for Transamerica Goldman Sachs 70/30 Allocation VP under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Name	Sub-Adviser	Positions Over Past Five Years
Michael Carapucci	Goldman Sachs Asset Management, L.P.	Portfolio Manager of the portfolio since 2021; Vice President of the Multi-Asset Solutions Group; employed with Goldman Sachs Asset Management, L.P. since 2019; prior to 2019, employed by S&P Investment Advisory Services since 2005

Neill Nuttall	Goldman Sachs Asset Management, L.P.	Portfolio Manager of the portfolio since 2020; Managing Director and Chief Investment Officer of the Multi-Asset Solutions Group; employed with Goldman Sachs Asset Management, L.P. since 2014

Alexandra Wilson-Elizondo	Goldman Sachs Asset Management, L.P.	Portfolio Manager of the portfolio since 2022; Head of multi-asset funds and model portfolio management within the Multi-Asset Solutions Group; employed with Goldman Sachs Asset Management, L.P. since 2021; prior to 2021, employed by MacKay Shields since 2015

Effective January 3, 2022, the following replaces the corresponding information in the Statement of Additional Information under the section in Appendix B entitled “Portfolio Managers – Goldman Sachs Asset Management, L.P. (“GSAM”)”:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Michael Carapucci*	5	$18.0 billion	0	$0	0	$0
Neill Nuttall	22	$10.12 billion	19	$7.68 billion	89	$128.32 billion
Alexandra Wilson-Elizondo**	25	$28.8 billion	0	$0	0	$0
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Michael Carapucci*	0	$0	0	$0	0	$0
Neill Nuttall	0	$0	0	$0	2	$4.35 billion
Alexandra Wilson-Elizondo**	0	$0	0	$0	0	$0

*	As of March 31, 2021
**	As of October 31, 2021

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Investors Should Retain this Supplement for Future Reference

December 30, 2021